UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21370

                  OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

             Date of reporting period: MAY 1, 2004 - APRIL 30, 2005
                                      ----------------------------



ITEM 1.  REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United Kingdom                                                             25.5%
--------------------------------------------------------------------------------
Japan                                                                      18.3
--------------------------------------------------------------------------------
France                                                                     10.5
--------------------------------------------------------------------------------
Switzerland                                                                 8.5
--------------------------------------------------------------------------------
Germany                                                                     7.4
--------------------------------------------------------------------------------
Italy                                                                       5.8
--------------------------------------------------------------------------------
Spain                                                                       5.7
--------------------------------------------------------------------------------
The Netherlands                                                             5.0
--------------------------------------------------------------------------------
Australia                                                                   4.1
--------------------------------------------------------------------------------
United States                                                               2.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Total SA, B Shares                                                          3.0%
--------------------------------------------------------------------------------
BP plc                                                                      2.9
--------------------------------------------------------------------------------
Vodafone Group plc                                                          2.9
--------------------------------------------------------------------------------
ENI SpA                                                                     2.8
--------------------------------------------------------------------------------
UBS AG                                                                      2.5
--------------------------------------------------------------------------------
Barclays plc                                                                2.5
--------------------------------------------------------------------------------
Telefonica SA                                                               2.3
--------------------------------------------------------------------------------
Toyota Motor Corp.                                                          2.2
--------------------------------------------------------------------------------
Nestle SA                                                                   2.0
--------------------------------------------------------------------------------
Broken Hill Proprietary Co. Ltd.                                            1.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGIONAL ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

  Europe                                 71.8%
  Asia                                   24.9
  United States                           2.3
  Latin America                           1.0

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total market value of investments.
--------------------------------------------------------------------------------


            7 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED APRIL 30, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund produced higher returns than its Lipper category but lower returns than its benchmark during its fiscal year. We attribute the Fund's strong performance relative to its Lipper category to the success of our security selection strategy, which found relatively few investments in the lagging Japanese market and technology sector. In addition, the Fund received relatively strong contributions to its performance from stocks in the materials sector, which benefited from strong global economic growth.

      During the reporting period, the Fund benefited from a weakening U.S. dollar, which boosted returns from overseas investments. The Fund enjoyed especially strong returns from European companies. For example, a leading French pharmaceutical manufacturer gained value when it was acquired by a major rival. Sharply higher prices for oil and gas helped drive earnings upward for a number of global energy producers, including Italy's Eni SpA. The Fund's investments in the resources sector also fared well as stronger economic growth led to rising demand for industrial commodities, helping to support better financial results from holdings such as Australian metals producer BHP Billiton. Although the Fund maintained an underweighted position in the financials sector due to rising interest rates, it nonetheless participated in gains posted by Netherlands-based diversified financial services provider ING Group N.V.

      On the other hand, the Fund returns were constrained by its cash position, which averaged roughly 3.5% of assets during the reporting period, preventing it from participating fully in the international stock markets' strength. The Fund also received lackluster results from a number of individual holdings in Japan, including a large domestic financial group, two well-known consumer electronics companies, and a telecommunications provider. In Europe, disappointments included a leading consumer electronics manufacturer in The Netherlands, which has not yet benefited from the arrival of a new management team and the divestiture of slower-growth businesses.

      As of the end of the reporting period, we have continued to employ our longstanding bottom-up security selection process, which tends to favor well-established, high-quality companies with track records of consistent earnings under a variety of economic conditions. In our judgment, this approach should position the Fund well for the next phase of the global economic cycle.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in Class A shares of the Fund held until April 30, 2005. In the case of Class A shares, performance is measured from the inception of the class on August 12, 2003. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index of equity securities of companies outside the U.S. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


            8 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Oppenheimer International Large-Cap Core Fund (Class A)
     MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                            Oppenheimer International
                                 Large-Cap Core
                                 Fund (Class A)          MSCI EAFE Index
   08/12/2003                       9,425                   10,000
   10/31/2003                      10,160                   11,220
   01/31/2004                      11,368                   12,544
   04/30/2004                      11,263                   12,631
   07/31/2004                      11,206                   12,550
   10/31/2004                      11,909                   13,382
   01/31/2005                      12,846                   14,655
   04/30/2005                      12,787                   14,579

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 4/30/05

1-Year  7.00%    Since Inception (8/12/03)  27.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%. SEE PAGE 10 FOR FURTHER INFORMATION.


            9 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first offered on 8/12/03. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


            10 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                  ACCOUNT          ACCOUNT        PAID DURING
                                  VALUE            VALUE          6 MONTHS ENDED
                                  (11/1/04)        (4/30/05)      APRIL 30, 2005
--------------------------------------------------------------------------------
Class A Actual                    $ 1,000.00       $ 1,073.70     $  7.95
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00         1,017.16        7.73

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended April 30, 2005 is as follows:

CLASS         EXPENSE RATIO
---------------------------
Class A           1.54%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


            11 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS  April 30, 2005
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.4%
Denso Corp.                                                1,200   $      28,368
--------------------------------------------------------------------------------
AUTOMOBILES--2.2%
Toyota Motor Corp.                                         3,900         142,017
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.2%
Compass Group plc                                          2,870          12,840
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.7%
Daito Trust Construction Co. Ltd.                            900          36,052
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics NV                 3,620          90,297
--------------------------------------------------------------------------------
Sony Corp.                                                 1,500          55,342
--------------------------------------------------------------------------------
Thomson SA                                                 2,580          63,646
                                                                   -------------
                                                                         245,337

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
Great Universal Stores (The) plc                           2,050          32,607
--------------------------------------------------------------------------------
MEDIA--1.9%
British Sky Broadcasting Group plc                         3,510          36,328
--------------------------------------------------------------------------------
Reed Elsevier NV                                           2,160          31,090
--------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                              5,652          15,046
--------------------------------------------------------------------------------
Vivendi Universal SA 1                                     1,450          43,079
                                                                   -------------
                                                                         125,543

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.4%
Kingfisher plc                                             6,000          28,279
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Adidas-Salomon AG                                            150          23,254
--------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                            610          43,108
                                                                   -------------
                                                                          66,362

--------------------------------------------------------------------------------
CONSUMER STAPLES--10.5%
--------------------------------------------------------------------------------
BEVERAGES--2.7%
Asahi Breweries Ltd.                                       2,000          25,503
--------------------------------------------------------------------------------
Diageo plc                                                 7,000         103,332
--------------------------------------------------------------------------------
Foster's Group Ltd.                                        4,380          17,588
--------------------------------------------------------------------------------
InBev NV                                                   1,100          34,964
                                                                   -------------
                                                                         181,387

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--3.0%
Carrefour SA                                               1,260          61,235
--------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                        1,000          34,342
--------------------------------------------------------------------------------
Tesco plc                                                 18,000         106,229
                                                                   -------------
                                                                         201,806

--------------------------------------------------------------------------------
FOOD PRODUCTS--4.1%
Cadbury Schweppes plc                                      6,000          60,331
--------------------------------------------------------------------------------
Nestle SA                                                    510         133,542
--------------------------------------------------------------------------------
Nissin Food Products Co. Ltd.                              1,200          31,874

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS Continued
Unilever NV                                                  660   $      42,533
                                                                   -------------
                                                                         268,280

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Kao Corp.                                                  2,000          46,006
--------------------------------------------------------------------------------
ENERGY--9.3%
--------------------------------------------------------------------------------
OIL & GAS--9.3%
BP plc                                                    19,000         193,504
--------------------------------------------------------------------------------
ENI SpA                                                    7,280         182,775
--------------------------------------------------------------------------------
Repsol YPF SA                                              1,470          37,362
--------------------------------------------------------------------------------
Total SA, B Shares                                           900         199,784
                                                                   -------------
                                                                         613,425

--------------------------------------------------------------------------------
FINANCIALS--25.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--3.5%
Deutsche Bank AG                                             830          68,129
--------------------------------------------------------------------------------
UBS AG                                                     2,060         165,166
                                                                   -------------
                                                                         233,295

--------------------------------------------------------------------------------
COMMERCIAL BANKS--14.3%
Banco Bilbao Vizcaya Argentaria SA                         6,770         104,871
--------------------------------------------------------------------------------
Bank of Ireland                                            3,220          48,758
--------------------------------------------------------------------------------
Barclays plc                                              16,000         164,794
--------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                    2,500          21,827
--------------------------------------------------------------------------------
HBOS plc                                                   5,480          80,988
--------------------------------------------------------------------------------
HSBC Holdings plc                                          6,000          95,908
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                         9          78,112
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                     3,900         117,667
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                      820          81,752
--------------------------------------------------------------------------------
UniCredito Italiano SpA                                   13,680          76,758
--------------------------------------------------------------------------------
Westpac Banking Corp. Ltd.                                 4,840          73,513
                                                                   -------------
                                                                         944,948

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.0%
Credit Saison Co. Ltd.                                     1,400          47,935
--------------------------------------------------------------------------------
Deutsche Boerse AG                                           490          36,912
--------------------------------------------------------------------------------
ING Groep NV                                               4,660         127,770
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                 4,000          50,878
                                                                   -------------
                                                                         263,495

--------------------------------------------------------------------------------
INSURANCE--2.3%
Allianz AG                                                   510          61,057
--------------------------------------------------------------------------------
Aviva plc                                                  3,190          36,006
--------------------------------------------------------------------------------
Axa SA                                                     2,370          58,425
                                                                   -------------
                                                                         155,488


            12 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE--0.9%
Mitsui Fudosan Co. Ltd.                                    3,000   $      33,591
--------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.                               2,660          25,550
                                                                   -------------
                                                                          59,141

--------------------------------------------------------------------------------
HEALTH CARE--10.2%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Smith & Nephew plc                                         4,000          41,180
--------------------------------------------------------------------------------
PHARMACEUTICALS--9.6%
Eisai Co. Ltd.                                             1,700          56,748
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                        4,000         100,681
--------------------------------------------------------------------------------
Novartis AG                                                2,130         103,653
--------------------------------------------------------------------------------
Roche Holdings AG                                            970         117,350
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                          1,241         109,891
--------------------------------------------------------------------------------
Schering AG                                                  620          41,014
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                             2,100         102,346
                                                                   -------------
                                                                         631,683

--------------------------------------------------------------------------------
INDUSTRIALS--9.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.6%
BAE Systems plc                                            8,560          41,797
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
TNT NV                                                     1,360          36,990
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.8%
Brambles Industries Ltd.                                   8,510          52,342
--------------------------------------------------------------------------------
DAI Nippon Printing Co. Ltd.                               2,000          32,122
--------------------------------------------------------------------------------
Hays plc                                                  15,000          37,442
                                                                   -------------
                                                                         121,906

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.7%
ACS, Actividades De
Construccion y Servicios SA                                1,788          43,612
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Sumitomo Electric Industries, Inc.                         3,000          31,359
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
Hutchison Whampoa Ltd.                                     5,810          52,108
--------------------------------------------------------------------------------
Siemens AG                                                 1,510         110,984
--------------------------------------------------------------------------------
Smiths Group plc                                           2,000          32,793
                                                                   -------------
                                                                         195,885

--------------------------------------------------------------------------------
MACHINERY--0.6%
Atlas Copco AB, A Shares                                     860          39,089
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Mitsui & Co. Ltd.                                          6,000          57,053
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.5%
BAA plc                                                    3,000          33,157
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.0%
Telefonaktiebolaget LM Ericsson,
B Shares                                                  21,980          65,169

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.1%
Keyence Corp.                                                200   $      44,254
--------------------------------------------------------------------------------
TDK Corp.                                                    400          28,002
                                                                   -------------
                                                                          72,256

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.5%
Canon, Inc.                                                2,000         104,530
--------------------------------------------------------------------------------
MATERIALS--6.6%
--------------------------------------------------------------------------------
CHEMICALS--1.9%
BASF AG                                                      900          58,186
--------------------------------------------------------------------------------
BOC Group plc                                              2,000          37,000
--------------------------------------------------------------------------------
Shin-Etsu Chemical Co.                                       900          33,305
                                                                   -------------
                                                                         128,491

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.3%
Cemex SA de CV, Sponsored ADR                                900          32,400
--------------------------------------------------------------------------------
CRH plc                                                    1,470          36,415
--------------------------------------------------------------------------------
Hanson plc                                                 5,000          46,178
--------------------------------------------------------------------------------
Holcim Ltd.                                                  570          34,646
                                                                   -------------
                                                                         149,639

--------------------------------------------------------------------------------
METALS & MINING--2.4%
Broken Hill Proprietary Co. Ltd.                          10,120         127,846
--------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                            1,100          29,645
                                                                   -------------
                                                                         157,491

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.7%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.0%
France Telecom SA                                            960          28,080
--------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                          4,830          21,392
--------------------------------------------------------------------------------
Telecom Italia SpA                                        19,890          67,463
--------------------------------------------------------------------------------
Telefonica SA                                              8,790         149,473
                                                                   -------------
                                                                         266,408

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.7%
KDDI Corp.                                                    11          50,887
--------------------------------------------------------------------------------
Vodafone Group plc                                        72,850         190,150
                                                                   -------------
                                                                         241,037

--------------------------------------------------------------------------------
UTILITIES--4.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.2%
CLP Holdings Ltd.                                          5,000          28,351
--------------------------------------------------------------------------------
E.ON AG                                                    1,040          87,727
--------------------------------------------------------------------------------
Enel SpA                                                   5,760          54,664
--------------------------------------------------------------------------------
ScottishPower plc                                          5,000          40,457
                                                                   -------------
                                                                         211,199

--------------------------------------------------------------------------------
GAS UTILITIES--0.8%
Tokyo Gas Co. Ltd.                                        13,000          52,198


            13 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS  April 30, 2005 / Continued
--------------------------------------------------------------------------------

                                                                           VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
WATER UTILITIES--0.5%
Sociedad General de Aguas
de Barcelona SA, Cl. A                                     1,770   $      36,125
                                                                   -------------
Total Common Stocks (Cost $4,962,184)                                  6,406,878

                                                       PRINCIPAL
                                                          AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.2%
--------------------------------------------------------------------------------
Undivided interest of 0.01% in joint
repurchase agreement (Principal Amount/
Value $1,318,039,000, with a maturity value
of $1,318,355,329) with UBS Warburg LLC,
2.88%, dated 4/29/05, to be repurchased at
$149,036 on 5/2/05, collateralized by Federal
National Mortgage Assn., 5%--6%, 3/1/34--8/1/34,
with a value of $1,345,611,059 (Cost $149,000)         $ 149,000         149,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $5,111,184)                                           99.0%      6,555,878
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                              1.0          64,198
                                                       -------------------------
NET ASSETS                                                 100.0%  $   6,620,076
                                                       =========================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                        VALUE        PERCENT
--------------------------------------------------------------------------------
United Kingdom                                        $1,669,648           25.5%
Japan                                                  1,202,824           18.3
France                                                   689,000           10.5
Switzerland                                              554,357            8.5
Germany                                                  487,263            7.4
Italy                                                    381,660            5.8
Spain                                                    371,443            5.7
The Netherlands                                          328,680            5.0
Australia                                                271,289            4.1
United States                                            149,000            2.3
Hong Kong                                                106,009            1.6
Sweden                                                   104,258            1.6
Ireland                                                   85,173            1.3
Singapore                                                 36,873            0.6
Belgium                                                   34,964            0.5
Mexico                                                    32,400            0.5
Brazil                                                    29,645            0.5
New Zealand                                               21,392            0.3
                                                      --------------------------
Total                                                 $6,555,878          100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            14 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2005
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (cost $5,111,184)--see accompanying statement of investments                                       $ 6,555,878
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                          43,056
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                              62,647
Interest and dividends                                                                                                        42,656
Other                                                                                                                            886
                                                                                                                         -----------
Total assets                                                                                                               6,705,123

------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                                                         61,015
Legal, auditing and other professional fees                                                                                   15,273
Shareholder communications                                                                                                     6,792
Trustees' compensation                                                                                                           249
Other                                                                                                                          1,718
                                                                                                                         -----------
Total liabilities                                                                                                             85,047

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                               $ 6,620,076
                                                                                                                         ===========

------------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                                               $       510
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                                 5,098,611
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                             15,411
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                                                60,561
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies     1,444,983
                                                                                                                         -----------
NET ASSETS                                                                                                               $ 6,620,076
                                                                                                                         ===========

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,620,076 and 510,000 shares
of beneficial interest outstanding)                                                                                      $     12.98
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                          $     13.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            15 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF OPERATIONS  For the Year Ended April 30, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $17,224)                   $  162,706
-------------------------------------------------------------------------------------
Interest                                                                       2,755
                                                                          -----------
Total investment income                                                      165,461

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                               54,530
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Class A                            61
-------------------------------------------------------------------------------------
Shareholder communications--Class A                                            4,658
-------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                   25,108
-------------------------------------------------------------------------------------
Trustees' compensation                                                         8,649
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                    1,799
-------------------------------------------------------------------------------------
Other                                                                          4,983
                                                                          -----------
Total expenses                                                                99,788
Less reduction to custodian expenses                                             (62)
Less waivers and reimbursements of expenses--Class A                          (1,191)
                                                                          -----------
Net expenses                                                                  98,535

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                         66,926

-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                   91,355
Foreign currency transactions                                                 59,817
                                                                          -----------
Net realized gain                                                            151,172
-------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                  286,981
Translation of assets and liabilities denominated in foreign currencies      313,613
                                                                          -----------
Net change in unrealized appreciation                                        600,594

-------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  818,692
                                                                          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            16 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                2005            2004 1
--------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                      $      66,926     $      19,910
--------------------------------------------------------------------------------------------
Net realized gain                                                151,172           127,378
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            600,594           844,389
                                                           ---------------------------------
Net increase in net assets resulting from operations             818,692           991,677

--------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
Dividends from net investment income--Class A                    (59,736)          (43,381)
--------------------------------------------------------------------------------------------
Distributions from net realized gain--Class A                   (186,283)               --

--------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions--Class A                         (6,658)        5,005,765

--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
Total increase                                                   566,015         5,954,061
--------------------------------------------------------------------------------------------
Beginning of period                                            6,054,061           100,000 2
                                                           ---------------------------------
End of period (including accumulated net investment
income of $15,411 and $24,396, respectively)               $   6,620,076     $   6,054,061
                                                           =================================

1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.

2. Reflects the value of the Manager's initial seed money investment on July 16, 2003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            17 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED APRIL 30,                                    2005            2004 1
-------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $       11.86     $       10.00
-------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                .13 2             .04
Net realized and unrealized gain                                    1.48              1.91
                                                           --------------------------------
Total from investment operations                                    1.61              1.95
-------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.12)             (.09)
Distributions from net realized gain                                (.37)               --
                                                           --------------------------------
Total dividends and distributions to shareholders                   (.49)             (.09)
-------------------------------------------------------------------------------------------
Net asset value, end of period                             $       12.98     $       11.86
                                                           ================================

-------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 13.53%            19.50%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $       6,620     $       6,054
-------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $       6,428     $       5,824
-------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               1.04%             0.48%
Total expenses                                                      1.55%             2.26%
Expenses after payments and waivers and reduction to
  custodian expenses                                                1.53%             1.70%
-------------------------------------------------------------------------------------------
Portfolio turnover rate                                               11%               15%

1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


            18 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Large-Cap Core Fund (the Fund), a series of Oppenheimer International Large-Cap Core Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Sub-Advisor is OFI Institutional Asset Management, Inc., a direct wholly owned subsidiary of the Manager.

      The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of April 30, 2005, the Manager owned 100% of the Fund's shares. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


            19 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN     CARRYFORWARD 1,2,3         TAX PURPOSES
   --------------------------------------------------------------------------
   $ 28,299              $ 60,874                $ 1,962          $ 1,433,744

1. The Fund had $313 of post-October foreign currency losses which were deferred.

2. The Fund had $1,649 of post-October passive foreign investment company losses which were deferred.

3. During the fiscal year ended April 30, 2005, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for April 30, 2005. Net assets of the Fund were unaffected by the reclassifications.

                        REDUCTION TO             INCREASE TO
                         ACCUMULATED         ACCUMULATED NET
   INCREASE TO        NET INVESTMENT           REALIZED GAIN
   PAID-IN CAPITAL            INCOME        ON INVESTMENTS 4
   ---------------------------------------------------------
   $ 33                     $ 16,175                $ 16,142

4. $33, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the year ended April 30, 2005 and the period ended April 30, 2004 was as follows:

                                    YEAR ENDED        PERIOD ENDED
                                APRIL 30, 2005    APRIL 30, 2004 5
   ---------------------------------------------------------------
   Distributions paid from:
   Ordinary income                   $ 225,639            $ 43,381
   Long-term capital gain               20,380                  --
                                     -----------------------------
   Total                             $ 246,019            $ 43,381
                                     =============================

5. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.


            20 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities         $   5,122,423
                                                  ==============

           Gross unrealized appreciation          $   1,478,775
           Gross unrealized depreciation                (45,031)
                                                  --------------
           Net unrealized appreciation            $   1,433,744
                                                  ==============

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                    YEAR ENDED APRIL 30, 2005       PERIOD ENDED APRIL 30, 2004 1,2
                                    SHARES             AMOUNT             SHARES             AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                    --          $      --            500,506       $  5,005,729
Dividends and/or
distributions reinvested                --                 --                  3                 36
Redeemed                              (509)            (6,658)                --                 --
                                    ---------------------------------------------------------------
Net increase (decrease)               (509)         $  (6,658)           500,509       $  5,005,765
                                    ===============================================================

1. For the period from August 12, 2003 (commencement of operations) to April 30, 2004.

2. The Fund sold 10,000 shares to the Manager upon seeding of the Fund on July 16, 2003.


            21 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended April 30, 2005, were $683,832 and $827,340, respectively.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million and 0.70% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager, not the Fund, pays the Sub-Advisor an annual fee under the Sub-Advisory Agreement between the Manager and the Sub-Advisor. The fee is calculated as a percentage of the fee the Fund pays the Manager. The Manager shall pay the Sub-Advisor a monthly fee equal to 30% of the investment advisory fee collected by the Manager from the Fund during that period.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended April 30, 2005, the Fund paid $69 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses such that the "Total Annual Operating Expenses" will not exceed 1.70%. For the year ended April 30, 2005, management fees in the amount of $1,191 were voluntarily waived by the Manager. The voluntary waiver and/or expense reimbursement described above may be amended or withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.


            22 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of April 30, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


            23 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Large-Cap Core Fund (the sole fund constituting the Oppenheimer International Large-Cap Core Trust) (the "Fund"), including the statement of investments, as of April 30, 2005, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from August 12, 2003 (commencement of operations) to April 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2005, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer International Large-Cap Core Fund of the Oppenheimer International Large-Cap Core Trust at April 30, 2005, the results of its operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from August 12, 2003 (commencement of operations) to April 30, 2004, in conformity with U.S. generally accepted accounting principles.


                                                         /s/ Ernst & Young LLP

New York, New York
May 26, 2005


            24 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends and distributions of $0.4824 per share were paid to Class A shareholders, respectively, on December 9, 2004, of which $0.0400 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended April 30, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $156,991 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $16,672 of foreign income taxes paid by the Fund during the fiscal year ended April 30, 2005. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


            25 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


            26 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the advisory and sub-advisory agreements (the "advisory agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and [Sub-Adviser] / [OFI Institutional Asset Management, Inc. (the "Sub-Adviser") provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreements for the current year, the Board evaluated the nature and extent of the services provided by the Manager, the Sub-Adviser and their affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the Sub-Adviser provides the Fund with the services of the portfolio manager and the Sub-Adviser's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

     QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Adviser's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager. The Board considered that the Sub-Adviser, an indirect, wholly-owned subsidiary of the Manager, provides investment supervisory services on a discretionary basis to individual accounts, investment companies, pension plans, insurance company separate accounts, public funds and corporations and managed over $3 billion in assets under management.

     PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dixon Morgan, Jr. and the Sub-Adviser's investment team and analysts. Mr. Morgan has had over 26 years of experience managing global investments. Mr. Morgan has been primarily responsible for the day-to-day management of the Fund's portfolio since the Fund's inception in August 2003. Mr. Morgan has been a Managing Director of the Sub-Adviser since April 2000. He is a portfolio manager of one portfolio and 285 other accounts in the OppenheimerFunds complex.

     The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other international large-cap core funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's one-year and since inception performance was better than its peer group average.

     MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent


            27 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AND SUB-ADVISORY AGREEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

consultant provided comparative data in regard to the fees and expenses of the Fund, other international large-cap core funds, international multi-cap value funds, international large cap value funds and other funds with comparable assets levels and distribution features. The Manager has agreed to voluntarily cap the Fund's Class A share expenses at 1.70%. The Board noted that the Fund's contractual and actual management fees are both lower than its peer group average, although its total expenses are higher than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager. The Board noted that the Manager, not the Fund, pays the Sub-Adviser's annual fee under the sub-advisory agreement.

     PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager and Sub-Adviser receive as a result of their relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager and Sub-Adviser in connection with permissible brokerage arrangements (soft dollar arrangements).

     ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the fund has not experienced any asset growth recently and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager and the Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager and the Sub-Adviser are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreements, including the management fee, in light of all of the surrounding circumstances.


            28 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD
FUND, LENGTH OF SERVICE, AGE   BY TRUSTEE; NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY TRUSTEE
INDEPENDENT                    THE ADDRESS OF EACH TRUSTEE AND INTERESTED TRUSTEE IN THE CHARTS BELOW IS 6803 S.
TRUSTEES                       TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM,
                               UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

PETER I. WOLD,                 President of Wold Oil Properties, Inc. (oil and gas exploration and production
Chairman of the Board          company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
(since December 2004),         Company, Inc. (soda ash processing and production) (since 1996); Vice President of
Trustee (since 2003)           Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of Hole-in-the-
Age: 57                        Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver
                               Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of
                               PacifiCorp. (electric utility) (1995-1999). Oversees 14 portfolios in the
                               OppenheimerFunds complex.

RONALD J. ABDOW,               Chairman of Abdow Corporation (operator of restaurants) (since 1959); Trustee of
Trustee (since 2003)           the following real estate businesses (owners and operators of restaurants): G&R
Age: 73                        Realty Co. (since 1973), G&R Trust Co. (since 1973), Abdow Partnership (since
                               1975), Auburn Associates (since 1983) and Hazard Associates (since 1985); Trustee of the following open-end investment companies: MML Series Investment Fund II
                               (since 2005), MassMutual Premier Funds (since 2004), MML Series Investment Fund
                               (1993-2004) and of MassMutual Select Funds (formerly MassMutual Institutional
                               Funds) (1994-2004); Trustee of Bay State Health System (health services) (since
                               1994); Chairman of Western Mass Development Corp. (non-profit land development)
                               (since 1996); and Chairman of American International College (non-profit college)
                               (since 1991). Oversees 14 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,              Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2003)           Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 64                        Member of the Investment Committee of the Associated Jewish Charities of Baltimore
                               (since 1994); Director of Fortis/Hartford mutual funds (1994 - December 2001).
                               Oversees 14 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE

EUSTIS WALCOTT,                Principal with Ardsley Associates (consulting firm) (since 2000); Director of
Trustee (since 2003)           Cornerstone Real Estate Advisors LLC (real estate equity investment management
Age: 67                        services) (an affiliate of the Manager) (since October 2000); Director of MML
                               Investors Services (individual retirement, insurance, investment, and life event planning prod- ucts and services company) (an affiliate of the Manager) (since
                               October 2000); Trustee of OFI Trust Company (an affiliate of the Manager) (since
                               2001); Trustee of the American International College (1995 - December 2003); Senior
                               Vice President of Massachusetts Mutual Life Insurance Company (May 1990 - July
                               2000); Vice President of MassMutual Foundation for Hartford, Inc. (since 2005).
                               Oversees 14 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225
AND OFFICER                    LIBERTY STREET, NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM,
                               UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee          (since September 2000) of the Manager; President and a director or trustee of other
(since 2003)                   Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
Age: 55                        Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer
                               Partnership Holdings, Inc. (a holding company subsidiary of the Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services,
                               Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001) of OppenheimerFunds Legacy
                               Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                               Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                               Manage- ment Corporation and Tremont Capital Management, Inc. (since November
                               2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                               (since July 2001); President (since November 1, 2001) and a director (since July
                               2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President (since
                               February 1997) of Massachusetts Mutual Life Insurance Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns the shares of Babson Capital Management LLC); a member of the
                               Investment Company Institute's Board of Governors (elected to


            29 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                serve from October 3, 2003 through September 30, 2006). Formerly, Chief Operating
Continued                      Officer (September 2000- June 2001) of the Manager; President and trustee (November
                               1999-November 2001) of MML Series Investment Fund and MassMutual Select Funds
                               (open-end investment companies); a director (September 1999-August 2000) of C.M.
                               Life Insurance Company; President, Chief Executive Officer and director (September
                               1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                               1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 66 portfolios as Trustee/Director and
                               20 additional portfolios as Officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
OFFICERS                       THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MR. MORGAN AND
                               MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008;
                               FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924.
                               EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION,
                               DEATH OR REMOVAL.

DIXON MORGAN, JR.,             Senior Director and Portfolio Manager of HarbourView Asset Management Corporation
Vice President and             and OFI Institutional Asset Management, Inc., both affiliates of the Manager, since
Portfolio Manager              April 2000; an officer of 1 portfolio in the OppenheimerFunds complex. Formerly a
(since 2003)                   Managing Director of Gratry & Company (July 1990 - April 2000).
Age: 59

BRIAN W. WIXTED,               Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer of
Treasurer (since 2003)         HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Age: 45                        Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and
                               Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                               Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                               OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management, Inc.
                               (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                               non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                               (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager;
                               Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. Formerly
                               Assistant Treasurer of Centennial Asset Management Corporation (March 1999-October
                               2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                               Chief Operating Officer (March 1995-March 1999) at Bankers Trust Company-Mutual
                               Fund Services Division. An officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                Executive Vice President (since January 2004) and General Counsel (since February
Secretary (since 2003)         2002) of the Manager; General Counsel and a director (since November 2001) of the
Age: 56                        Distributor; General Counsel (since November 2001) of Centennial Asset Management
                               Corporation; Senior Vice President and General Counsel (since November 2001) of
                               HarbourView Asset Management Corporation; Secretary and General Counsel (since
                               November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a director
                               (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds
                               plc; Vice President and a director (since November 2001) of Oppenheimer Partnership
                               Holdings, Inc.; a director (since November 2001) of Oppenheimer Real Asset
                               Management, Inc.; Senior Vice President, General Counsel and a director (since
                               November 2001) of Shareholder Financial Services, Inc., Shareholder Services, Inc.,
                               OFI Private Investments, Inc. and OFI Trust Company; Vice President (since November
                               2001) of OppenheimerFunds Legacy Program; Senior Vice President and General Counsel
                               (since November 2001) of OFI Institutional Asset Management, Inc.; a director
                               (since June 2003) of OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                               President (May 1985-December 2003), Acting General Counsel (November 2001-February
                               2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                               Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001),
                               Shareholder Financial Services, Inc. (November 1989-November 2001); and
                               OppenheimerFunds International Ltd. (October 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,              Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and             Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Chief Compliance Officer       Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
(since 2004)                   (until February 2004) Vice President and Director of Internal Audit of the Manager.
Age: 54                        An officer of 86 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


            30 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)  Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $13,050 in fiscal 2005 and $16,250 in fiscal 2004.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees include:  internal control reviews.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $300 in fiscal 2004 to the registrant.

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $115,000 in fiscal 2005 and no such fees in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant's retirement plan with respect to its trustees.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $115,000 in fiscal 2005 and $300 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

         Not applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM.

         Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 11.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

    (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

    (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Large-Cap Core Fund

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer

Date:    June 15, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer
Date:    June 15, 2005